Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 61,896	$ 389
Accounts receivable	4,242,678	7,070,814
Other receivables - related parties	4,925,692	4,779,184
Prepaid expenses and other current assets	87,653	101,344
Total current assets	9,317,919	11,951,731
Non-current asset
Right-of-use asset, net	29,393	39,552
Total non-current asset	29,393	39,552
TOTAL ASSETS	9,347,312	11,991,283
Current liabilities
Accounts payable	2,661,465	6,593,137
Accrued liabilities and other payables	997,741	73,638
Other payables - related parties	39,315	21,587
Taxes payable	196,423	59,531
Lease liability - current	25,411	24,229
Total current liabilities	3,920,355	6,772,122
Non-current liability
Lease liability – non-current	6,493	18,735
Total non-current liability	6,493	18,735
TOTAL LIABILITIES	3,926,848	6,790,857
Shareholders’ equity
Additional paid-in capital	30,196,454	30,196,454
Accumulated deficits	(24,992,538)	(25,043,811)
Accumulated other comprehensive income	217,086	48,321
TOTAL HUACHEN CAYMAN SHAREHOLDERS’ EQUITY	5,421,046	5,201,008
Non-controlling interest	(582)	(582)
TOTAL SHAREHOLDERS’ EQUITY	5,420,464	5,200,426
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	9,347,312	11,991,283
Class A Ordinary Shares
Shareholders’ equity
Ordinary shares, value	24	24
Class B Ordinary Shares
Shareholders’ equity
Ordinary shares, value	$ 20	$ 20